Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Depreciation is computed using the straight-line method over the following estimated useful lives:
Category	Estimated useful life
Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Schedule of Estimated Useful Life for the Intangible Assets	The estimated useful life for the intangible assets is as follows:
Category	Estimated useful life
Customer relationships	3 years
Trade names	10 years
Developed technology	7 years